NPCT	Nuveen Core Plus Impact Fund Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 157.3% (100.0% of Total Investments)

	CORPORATE BONDS – 90.7% (57.6% of Total Investments)

	Airlines – 0.4%

$2,000	Delta Air Lines Inc	3.750%	10/28/29	Baa3	$1,826,541

	Auto Components – 1.0%

5,000	Dana Inc, (3)	4.250%	9/01/30	BB+	4,576,000

	Automobiles – 3.6%

3,510	Ford Motor Co	3.250%	2/12/32	BB+	3,134,886
15,300	Harley-Davidson Inc, (3)	4.625%	7/28/45	BBB+	14,147,527
18,810	Total Automobiles				17,282,413

	Banks – 9.1%

5,000	Alimentation Couche-Tard Inc, 144A	3.625%	5/13/51	BBB	4,534,037
17,000	Intesa Sanpaolo SpA, 144A	4.950%	6/01/42	BB+	14,544,351
10,000	Standard Chartered PLC, 144A, (3)	5.300%	1/09/43	BBB+	10,395,231
15,000	UniCredit SpA, 144A	5.459%	6/30/35	Baa3	14,333,205
47,000	Total Banks				43,806,824

	Capital Markets – 1.7%

9,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	8,302,590

	Chemicals – 3.7%

5,000	LG Chem Ltd, 144A	2.375%	7/07/31	A3	4,502,821
5,000	LYB International Finance III LLC	3.800%	10/01/60	BBB	4,359,370
8,387	Star Energy Geothermal Wayang Windu Ltd, 144A	6.750%	4/24/33	Ba3	8,848,285
18,387	Total Chemicals				17,710,476

	Commercial Services & Supplies – 0.5%

2,040	New York Public Library Astor Lenox & Tilden Foundations	4.305%	7/01/45	AA–	2,332,813

	Communications Equipment – 1.8%

10,000	Vodafone Group PLC	5.125%	6/04/81	BB+	8,817,500

	Diversified Consumer Services – 1.2%

6,160	YMCA of Greater New York	2.303%	8/01/26	BBB	5,919,828

	Diversified Financial Services – 1.6%

2,400	Community Preservation Corp	2.867%	2/01/30	AA–	2,281,153
5,400	Power Finance Corp Ltd, Reg S	1.841%	9/21/28	Baa3	5,478,973
7,800	Total Diversified Financial Services				7,760,126

	Diversified Telecommunication Services – 1.0%

5,000	Verizon Communications Inc, (3)	3.700%	3/22/61	A–	4,631,379

	Electric Utilities – 18.2%

2,765	Consolidated Edison Co of New York Inc	4.500%	5/15/58	A–	2,918,068
5,000	EDP – Energias de Portugal SA, Reg S	1.875%	3/14/82	BB+	4,731,718
8,762	India Cleantech Energy, 144A	4.700%	8/10/26	Ba3	8,210,402
6,650	Interchile SA, 144A	4.500%	6/30/56	Baa1	6,356,735
10,794	Inversiones Latin America Power Ltda, 144A	5.125%	6/15/33	Ba1	8,797,430
2,000	Leeward Renewable Energy Operations LLC, 144A	4.250%	7/01/29	Ba3	1,874,620
7,330	Liberty Utilities Finance GP 1, 144A, (3)	2.050%	9/15/30	BBB+	6,426,540
7,000	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A, (3)	4.500%	8/15/28	BB–	6,886,670
2,832	Solar Star Funding LLC, 144A	5.375%	6/30/35	BBB	3,116,757

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$13,000	Southern California Edison Co, (3)	3.650%	6/01/51	A–	$12,098,928
5,000	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 144A	4.850%	10/14/38	Baa3	4,950,000
4,504	Topaz Solar Farms LLC, 144A, (3)	5.750%	9/30/39	BB	4,932,255
10,160	Topaz Solar Farms LLC, 144A	4.875%	9/30/39	BB	10,744,214
5,800	Vena Energy Capital Pte Ltd	3.133%	2/26/25	BBB–	5,622,073
91,597	Total Electric Utilities				87,666,410

	Electrical Equipment – 1.0%

5,000	Sociedad de Transmision Austral SA, 144A	4.000%	1/27/32	Baa2	4,847,800

	Electronic Equipment, Instruments & Components – 1.0%

5,000	SK Battery America Inc	2.125%	1/26/26	Baa3	4,617,907

	Equity Real Estate Investment Trust – 3.7%

9,915	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	9,419,250
2,000	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,800,000
2,000	Host Hotels & Resorts LP	2.900%	12/15/31	BBB–	1,787,709
5,000	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	4,906,250
18,915	Total Equity Real Estate Investment Trust				17,913,209

	Gas Utilities – 3 .9%

15,000	Brooklyn Union Gas Co, 144A, (3)	4.273%	3/15/48	BBB+	14,630,292
5,000	Southern Co Gas Capital Corp	3.150%	9/30/51	BBB+	4,237,750
20,000	Total Gas Utilities				18,868,042

	Health Care Providers & Services – 1.8%

10,000	HCA Inc, (3)	3.500%	7/15/51	BBB–	8,670,826

	Household Durables – 1.1%

5,000	Arcelik AS, Reg S	3.000%	5/27/26	BB+	5,144,190

	Independent Power & Renewable Electricity Producers – 14.2%

5,000	AES Corp	2.450%	1/15/31	BBB–	4,471,273
6,270	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	6,042,148
6,746	Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	6,396,799
2,400	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	2,410,392
5,100	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	4,692,000
7,050	Colbun SA, 144A	3.150%	1/19/32	BBB+	6,415,500
1,972	Continuum Energy Levanter Pte Ltd, 144A	4.500%	2/09/27	BB+	1,896,559
2,000	NextEra Energy Operating Partners LP, 144A	4.500%	9/15/27	Ba1	1,990,710
13,375	Renewable Energy Group Inc, 144A, (3)	5.875%	6/01/28	BB	14,366,489
8,075	Sunnova Energy Corp, 144A, (3)	5.875%	9/01/26	B1	7,726,806
10,000	Sweihan PV Power Co PJSC, 144A	3.625%	1/31/49	BBB+	9,235,200
2,886	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	2,741,464
70,874	Total Independent Power & Renewable Electricity Producers				68,385,340

	Machinery – 1.5%

5,000	Mueller Water Products Inc, 144A, (3)	4.000%	6/15/29	Ba1	4,736,150
2,305	YMCA of Greater New York	5.021%	8/01/38	BBB	2,546,725
7,305	Total Machinery				7,282,875

	Media – 1.8%

10,000	Discovery Communications LLC, (3)	4.000%	9/15/55	BBB–	8,627,786

	Metals & Mining – 1.1%

5,000	Teck Resources Ltd, (3)	5.200%	3/01/42	BBB–	5,241,007

	Mortgage Real Estate Investment Trust – 2.7%

2,195	Starwood Property Trust Inc, 144A	3.750%	12/31/24	BB+	2,129,150
5,745	Starwood Property Trust Inc, 144A	3.625%	7/15/26	BB+	5,485,728

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mortgage Real Estate Investment Trust (continued)

$5,710	Starwood Property Trust Inc, 144A	4.375%	1/15/27	BB+	$5,538,700
13,650	Total Mortgage Real Estate Investment Trust				13,153,578

	Multiline Retail – 1.9%

10,000	Nordstrom Inc	5.000%	1/15/44	BBB–	8,953,900

	Multi-Utilities – 0.5%

2,244	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A–	2,315,175

	Oil, Gas & Consumable Fuels – 4.0%

4,828	Kinder Morgan Inc, (3)	5.300%	12/01/34	BBB	5,291,380
15,000	Santos Finance Ltd, 144A, (3)	3.649%	4/29/31	BBB	14,016,321
19,828	Total Oil, Gas & Consumable Fuels				19,307,701

	Pharmaceuticals – 0.9%

5,000	Takeda Pharmaceutical Co Ltd	3.375%	7/09/60	BBB+	4,356,065

	Real Estate Management & Development – 0.5%

2,250	GTC Aurora Luxembourg SA, Reg S	2.250%	6/23/26	BBB–	2,246,870

	Road & Rail – 3.4%

5,000	Kansas City Southern/Old	4.200%	11/15/69	BBB	5,008,667
12,000	Norfolk Southern Corp, (3)	4.100%	5/15/21	BBB+	11,167,684
17,000	Total Road & Rail				16,176,351

	Trading Companies & Distributors – 1.9%

10,800	GATX Corp, (3)	3.100%	6/01/51	BBB	8,971,054
$460,660	Total Corporate Bonds (cost $481,814,323)				435,712,576

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 23.0% (14.6% of Total Investments)

	Banks – 7.9%

$10,375	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	$9,843,385
6,250	Citigroup Inc	4.150%	N/A (4)	BBB–	5,855,469
6,250	JPMorgan Chase & Co	3.650%	N/A (4)	BBB+	5,843,750
11,195	PNC Financial Services Group Inc	3.400%	N/A (4)	Baa2	10,081,097
6,820	SVB Financial Group	4.000%	N/A (4)	Baa2	6,308,500
40,890	Total Banks				37,932,201

	Communications Equipment – 1.0%

5,000	Vodafone Group PLC	4.125%	6/04/81	BB+	4,539,700

	Consumer Finance – 2.1%

11,200	American Express Co	3.550%	N/A (4)	Baa2	10,206,560

	Electric Utilities – 1.4%

2,500	CMS Energy Corp	3.750%	12/01/50	BBB–	2,206,250
5,000	Southern Co, (3)	3.750%	9/15/51	BBB–	4,610,250
7,500	Total Electric Utilities				6,816,500

	Independent Power & Renewable Electricity Producers – 1.2%

4,331	AES Andes SA, 144A	6.350%	10/07/79	BB	4,276,906
1,500	Vistra Corp, 144A	7.000%	N/A (4)	Ba3	1,460,625
5,831	Total Independent Power & Renewable Electricity Producers				5,737,531

	Insurance – 3.2%

15,000	Swiss Re Finance Luxembourg SA, 144A, (3)	5.000%	4/02/49	A	15,525,000

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 4.0%

$5,000	Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	$4,662,000
2,500	CMS Energy Corp	4.750%	6/01/50	BBB–	2,475,000
8,000	Engie SA, Reg S	1.875%	N/A (4)	BBB	7,710,561
4,600	Sempra Energy	4.125%	4/01/52	BBB–	4,294,090
20,100	Total Multi-Utilities				19,141,651

	Trading Companies & Distributors – 2.2%

12,000	Air Lease Corp	4.650%	N/A (4)	BB+	10,770,000
$117,521	Total $1,000 Par (or similar) Institutional Preferred (cost $122,202,870)				110,669,143

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 11.4% ( 7.3% of Total Investments)

$6,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (5)	4.397%	4/15/34	BB–	$6,356,652
5,000	BAMLL Commercial Mortgage Securities Trust 2021-JACX, 144A, (1-Month LIBOR reference rate + 3.750% spread), (5)	4.147%	9/15/38	Ba2	4,908,252
65,940	Freddie Mac Multifamily ML Certificates, 144A	0.668%	3/25/38	N/R	4,163,457
46,663	Freddie Mac Multifamily ML Certificates, (I/O)	1.220%	7/25/41	N/R	5,615,844
2,273	GoodLeap Sustainable Home Solutions Trust 2021-3, 144A	3.500%	5/20/48	N/R	2,065,782
2,750	GoodLeap Sustainable Home Solutions Trust 2021-4, 144A	3.500%	7/20/48	BB	2,437,750
10,000	MFT Trust 2020-ABC, 144A	3.477%	2/10/42	N/R	8,318,727
4,976	Mosaic Solar Loan Trust 2019-2, 144A	0.000%	9/20/40	N/R	3,234,636
6,192	Mosaic Solar Loan Trust 2020-1, 144A	0.000%	4/20/46	N/R	5,386,944
5,661	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (5)	3.147%	7/15/36	N/R	5,610,211
700	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (5)	3.897%	7/15/36	N/R	682,906
7,420	NYC Commercial Mortgage Trust 2021-909, 144A	3.206%	4/10/43	N/R	6,095,077
$164,075	Asset-Backed Securities (cost $58,899,451)				54,876,238

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES – 9.7% (6.2% of Total Investments)

$4,000	BBCMS Mortgage Trust 2020-C6, 144A	3.688%	2/15/53	N/R	$3,408,729
3,840	Benchmark 2019-B10 Mortgage Trust, 144A	3.899%	3/15/62	N/R	3,510,483
7,887	COMM 2020-CX Mortgage Trust, 144A	2.684%	11/10/46	N/R	6,278,791
28,806	Freddie Mac Multifamily ML Certificates	2.055%	1/25/38	N/R	5,495,825
3,000	Hudson Yards 2019-55HY Mortgage Trust, 144A	2.943%	12/10/41	N/R	2,509,743
5,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON, 144A	4.613%	7/05/31	B	4,854,678
80,369	SLG Office Trust 2021-OVA, (I/O), 144A	0.258%	7/15/41	AA–	1,524,158
3,860	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	3,301,648
8,000	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	6,502,498
3,500	SUMIT 2022-BVUE Mortgage Trust, 144A	2.892%	2/12/41	N/R	2,910,745
7,000	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	BB–	6,241,533
$155,262	Total Mortgage-Backed Securities (cost $51,744,098)				46,538,831

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 8.5% (5.4% of Total Investments)

	Banks – 1.6%

300,000	First Republic Bank/CA	4.000%		BBB–	$6,003,000
75,000	First Republic Bank/CA	4.250%		BBB–	1,557,000
	Total Banks				7,560,000

	Capital Markets – 1.3%

300,000	Affiliated Managers Group Inc	4.200%		Baa1	5,982,000

Shares	Description (1)			Coupon		Ratings (2)	Value

	Equity Real Estate Investment Trust – 1.8%

400,000	Hudson Pacific Properties Inc			4.750%		Baa3	$8,612,000

	Independent Power & Renewable Electricity Producers – 0.9%

200,000	Brookfield Renewable Partners LP			5.250%		BBB–	4,532,000

	Multi-Utilities – 1.3%

100,426	Brookfield Infrastructure Partners LP			5.125%		BBB–	2,065,763
200,000	CMS Energy Corp			4.200%		BBB–	4,196,000
	Total Multi-Utilities						6,261,763

	Real Estate Management & Development – 0.3%

77,904	Brookfield Property Partners LP			5.750%		BB	1,642,216

	Trading Companies & Distributors – 1.3%

269,000	Triton International Ltd			5.750%		BB	6,361,850
	Total $25 Par (or similar) Retail Preferred (cost $48,440,556)						40,951,829

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 7.2% (4.6% of Total Investments)

	Benin – 1.9%

$10,000	Benin Government International Bond, 144A			4.950%	1/22/35	B+	$9,003,217

	Chile – 0.9%

5,000	Chile Government International Bond			3.100%	5/07/41	A1	4,398,800

	Egypt – 0.5%

2,500	Egypt Government International Bond, 144A			5.250%	10/06/25	B+	2,404,500

	Indonesia – 1.0%

5,000	Perusahaan Penerbit SBSN Indonesia III, 144A			3.550%	6/09/51	BBB	4,738,550

	Mexico – 1.0%

5,000	Mexico Government International Bond			2.250%	8/12/36	BBB	4,813,119

	Peru – 1.9%

9,870	Peruvian Government International Bond			3.000%	1/15/34	Baa1	9,200,419
$37,370	Total Sovereign Debt (cost $39,884,818)						34,558,605

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 3.5% (2.2% of Total Investments) (6)

	Commercial Services & Supplies – 2.2%

$10,551	Liberty Tire Recycling Holdco, LLC, Term Loan	5.506%	3-Month LIBOR	4.500%	5/07/28	B	$10,366,413

	Electric Utilities – 1.3%

6,502	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB–	6,459,743
$17,053	Total Variable Rate Senior Loan Interests (cost $17,013,609)						16,826,156

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (8)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.3% (2.1% of Total Investments)

	Arizona – 0.2%

$810	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, KIPPC NYC Public Charter Schools – Gerard Facility Project, Series 2021C, 3.250%, 7/01/31	No Opt. Call	BBB–	$746,285

	District of Columbia – 0.0%

220	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14	No Opt. Call	AAA	247,744

	Florida – 0.7%

3,395	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23),144A	5/22 at 102.50	N/R	3,296,375

	Michigan – 1.1%

	City of Detroit MI:
1,000	2.960%, 4/01/27	No Opt. Call	BB–	938,812
500	3.110%, 4/01/28	No Opt. Call	BB–	464,226
2,245	3.244%, 4/01/29	No Opt. Call	BB–	2,066,290
425	3.344%, 4/01/30	No Opt. Call	BB–	389,828
1,575	Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable Series 2021B, 3.644%, 4/01/34	4/31 at 100.00	BB–	1,426,976
5,745	Total Michigan			5,286,132

	New York – 1.3%

5,300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%, 11/15/49	No Opt. Call	A3	6,091,873
$15,470	Total Municipal Bonds (cost $17,334,289)			15,668,409
	Total Long-Term Investments (cost $837,334,014)			755,801,787
	Borrowings – 33.2% (9), (10)			(159,500,000)
	Reverse Repurchase Agreements, including accrued interest – (25.6)% (11)			(123,088,604)
	Other Assets Less Liabilities – 1.5% (12)			7,278,207
	Net Assets – 100%			$480,491,390

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	10,970,989	Euro	9,594,110	Morgan Stanley Capital Services LLC	3/22/2022	$351,970

Cross Currency Swaps – OTC Uncleared

Counterparty	Terms of payments to be paid	Terms of payments to be received	Currency	Maturity Date	Notional Amount (Local Currency)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	Fixed annual 2.250%	Fixed semi-annual 3.562%	USD	6/23/26	2,725,875	$167,580	$24,619	$142,961
			EUR		2,250,000
Morgan Stanley Capital Services LLC	Fixed semi-annual 1.841%	Fixed annual 3.337%	USD	9/21/28	6,376,320	298,386	(4)	298,390
			EUR		5,400,000
Morgan Stanley Capital Services LLC	Fixed semi-annual 3.000%	Fixed annual 4.330%	USD	5/27/26	6,088,500	417,829	4,250	413,579
			EUR		5,000,000

Counterparty	Terms of payments to be paid	Terms of payments to be received	Currency	Maturity Date	Notional Amount (Local Currency)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
J.P. Morgan Securities Inc.	Fixed semi-annual 1.875%	Fixed annual 3.431%	USD	6/14/29	5,905,000	$312,736	$(4,113)	$316,849
			EUR		5,000,000
Citibank N.A.	Fixed semi-annual 2.250%	Fixed annual 3.775%	USD	8/12/36	5,909,000	458,256	12,249	446,007
			EUR		5,000,000
Citibank N.A.	Fixed semi-annual 1.875%	Fixed annual 3.472%	USD	7/02/31	5,904,500	410,000	16,781	393,219
			EUR		5,000,000
Citibank N.A.	Fixed semi-annual 1.875%	Fixed annual 3.493%	USD	7/02/31	3,543,900	253,813	(6,688)	260,501
			EUR		3,000,000
Total						$2,318,600	$47,094	$2,271,506

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

NPCT	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$435,712,576	$—	$435,712,576
$1,000 Par (or similar) Institutional Preferred	—	110,669,143	—	110,669,143
Asset-Backed Securities	—	54,876,238	—	54,876,238
Mortgage-Backed Securities	—	46,538,831	—	46,538,831
$25 Par (or similar) Retail Preferred	40,951,829	—	—	40,951,829
Sovereign Debt	—	34,558,605	—	34,558,605
Variable Rate Senior Loan Interests	—	16,826,156	—	16,826,156
Municipal Bonds	—	15,668,409	—	15,668,409

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	351,970	—	351,970
Cross Currency Swaps*	—	2,271,506	—	2,271,506
Total	$40,951,829	$717,473,434	$—	$758,425,263
*	Represents net unrealized appreciation (depreciation).

NPCT	Nuveen Core Plus Impact Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of splitrated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $149,252,962 have been pledged as collateral for reverse repurchase agreements.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(9)	Borrowings as a percentage of Total Investments is 21.1%.

(10)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 16.3%.

(12)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AMT	Alternative Minimum Tax

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.